Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2024
Risks And Uncertainties [Abstract]
Schedule of Concentration Risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
Percentage of total revenue
Customer A	91.4%	71.3%	41.0%
Customer B	*	*	13.4%

*	Customer B accounted for less than 10% of total revenue for the years ended December 31, 2022 and 2023.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total accounts receivables
Customer A	44.7%	24.7%
Customer B	10.1%	30.1%
Customer C	—	15.8%
Customer D	11.0%	12.4%
Customer E	21.6%	—

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
Percentage of total purchase
Vendor A	44.2%	69.3%	60.9%
Vendor B	35.9%	24.6%	37.6%